Consolidated Statements of Changes in Equity - AUD ($)	Total	Contributed equity	Accumulated losses	Share Based Payments Reserve	Foreign Currency Translation Reserve	Convertible Loan Note Reserve
Balance at the beginning of the year at Jun. 30, 2019	$ 15,772,778	$ 38,163,405	$ (43,828,658)	$ 15,258,956	$ 950,004	$ 5,229,071
Loss for the year	(20,028,526)		(20,028,526)
Other comprehensive income	550,243				550,243
Total comprehensive loss	(19,478,283)		(20,028,526)		550,243
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	61,688,105	61,688,105
Settlement of limited recourse loan	1,189,081
Equity component of convertible notes, net of transaction costs	990,741					990,741
Share-based payments	7,558,952			7,558,952
Balance at the end of the year at Jun. 30, 2020	66,532,293	99,851,510	(63,857,184)	22,817,908	1,500,247	6,219,812
Loss for the year	(18,076,077)		(18,076,077)
Other comprehensive income	(2,101,097)				(2,101,097)
Total comprehensive loss	(20,177,174)		(18,076,077)		(2,101,097)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	131,844,997	131,844,997
Settlement of limited recourse loan	247,154	1,500,000		(1,252,846)
Share-based payments	5,948,532			5,948,532
Balance at the end of the year at Jun. 30, 2021	184,395,802	233,196,507	(81,933,261)	27,513,594	(600,850)	6,219,812
Loss for the year	(71,441,024)		(71,441,024)
Other comprehensive income	9,167,212				9,167,212
Total comprehensive loss	(62,273,812)		(71,441,024)		9,167,212
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	225,480,561	225,480,561
Share-based payments	16,740,768			16,740,768
Balance at the end of the year at Jun. 30, 2022	$ 364,343,319	$ 458,677,068	$ (153,374,285)	$ 44,254,362	$ 8,566,362	$ 6,219,812